Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

19 Provisions

Dilapidation
Provision
£ 000
As at January 1, 2019	77
Unwinding of discount	6
As at December 31, 2019	83
Unwinding of discount	5
As at December 31, 2020	88

The dilapidation provision was recognized as a result of the obligation to return the leased property in Bristol, UK to its original condition at the end of the lease which currently expires in 2028. The provision is recognized at amortized cost with discount unwind being recognized each year. The provision is expected to be utilized at the end of the lease period.